Regulation and Rates (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Regulated Operations [Abstract]
Regulation and Rates
Note 12 — Regulation and Rates

At March 31, 2020, Provision for rate refund on Cleco and Cleco Power’s Condensed Consolidated Balance Sheets consisted primarily of $19.7 million for the estimated refund for the tax-related benefits from the TCJA, $3.5 million for the estimated refund related to the FERC audit, $2.2 million for the cost of service savings refunds, and $1.0 million for the change in transmission ROE. For more information about the FERC audit, see Note 14 — “Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees — Litigation — FERC Audit.”

Transmission ROE

Two complaints were filed with FERC seeking to reduce the ROE component of the transmission rates that MISO transmission owners, including Cleco, may collect under the MISO tariff. As of March 31, 2020, Cleco Power had $1.0 million accrued for the change in ROE. For more information on the ROE complaints, see Note 14 — “Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees — Litigation — Transmission ROE.”

FRP

Cleco Power’s annual retail earnings are subject to an FRP that was approved by the LPSC in June 2014. Under the terms of Cleco Power’s current FRP, Cleco Power is allowed to earn a target ROE of 10.0%, while providing the opportunity to earn up to 10.9%. Additionally, 60.0% of retail earnings between 10.9% and 11.75%, and all retail earnings over 11.75%, are required to be refunded to customers. The amount of credits due to customers, if any, is determined by Cleco Power and the LPSC, annually. Credits are typically included on customers’ bills the following summer, but the amount and timing of the refunds are ultimately subject to LPSC approval. On June 28, 2019, Cleco Power filed an application with the LPSC for a new FRP, with anticipated new rates being effective July 1, 2020. Cleco Power has responded to several sets of data requests relating to the new FRP.

Cleco Power must file annual monitoring reports no later than October 31 for the 12-month period ending June 30. In January 2020, Cleco Power reached an agreement with the LPSC Staff regarding the treatment and realignment of SSR revenue between base and fuel revenue that resulted in $2.3 million of refunds for the 2018 monitoring report and confirmed no refunds for the 2017 monitoring report. The settlement also applies to treatment of SSR revenues for the 2019 monitoring report. The 2017 monitoring report was approved by the LPSC Staff on February 19, 2020. Cleco Power refunded the $2.3 million for the 2018 monitoring report in March 2020 as agreed to in the settlement of the 2017 monitoring report.

On April 30, 2020, the LPSC filed the uncontested Joint Report and Draft Order on Cleco Power’s FRP for the 12 months ended June 30, 2018. The conclusions were an earnings-related refund of $2.3 million, which was refunded on March 2020 bills, and no adjustments to rider FRP. Cleco Power expects approval on the 2018 monitoring report in the second quarter of 2020. Cleco Power has also responded to data requests relating to the 2019 FRP monitoring report.

Cleco Power’s monitoring reports also included a $1.2 million annual cost of service savings as a result of the 2016 Merger Commitments. The cost of service savings are not subject to the target ROE or any sharing mechanism. The cost of service savings are refunded annually in September and will continue until Cleco Power’s next FRP is in effect, which is expected in July 2020. At March 31, 2020, Cleco Power had $2.2 million accrued for the estimated cost of service savings refunds.

TCJA

The provisions of the TCJA reduced the top federal statutory corporate income tax rate from 35% to 21%. As a result of the tax rate reduction, on January 1, 2018, Cleco Power began accruing an estimated reserve for the reduction in the federal statutory corporate income tax rate. In February 2018, the LPSC directed utilities, including Cleco Power, to provide considerations of the appropriate manner to flow through to ratepayers the benefits of the reduction in corporate income taxes as a result of the TCJA. In July 2019, the LPSC approved Cleco Power’s rate refund of $79.2 million, plus interest, for the reduction in the statutory federal tax rate for the period from January 2018 to June 2020. The refund is being credited to customers over 12 months beginning August 1, 2019. At March 31, 2020, Cleco Power had $19.7 million accrued for the estimated federal tax-related benefits from the TCJA and $1.6 million accrued in related interest.

Also, in July 2019, the LPSC approved Cleco Power’s motion to address the rate redesign and the regulatory liability for excess ADIT, resulting from the enactment of the TCJA, in Cleco Power’s application for its next FRP, which was filed on June 28, 2019.

SSR

In September 2016, Cleco Power filed an Attachment Y with MISO requesting retirement of Teche Unit 3 effective April 1, 2017. MISO conducted a study which determined the proposed retirement of Teche Unit 3 would result in violations of specific applicable reliability standards for which no mitigation is available. As a result, MISO designated Teche Unit 3 as an SSR unit until such time that an appropriate alternative solution could be implemented to mitigate reliability issues. One mitigating factor identified was Cleco Power’s Terrebonne to Bayou Vista Transmission project, which was completed in April 2019. Cleco Power received a termination notice, effective April 30, 2019, and filed paperwork to withdraw the filed Attachment Y. While operating as an SSR unit, Cleco Power received monthly payments that included recovery of expenses, including capital expenditures, related to the operations of Teche Unit 3. Additionally, MISO allocated SSR costs to the load serving entities that required the operation of the SSR unit, including Cleco Power. These payments and cost allocations were finalized as part of a MISO SSR settlement approved in December 2018. Cleco Power operated Teche Unit 3 as an SSR unit from April 2017 until April 2019.

Cleco Power expects Teche Unit 3 to be available to run until the estimated 2021 in-service date of the Bayou Vista to Segura Transmission project, at which time Cleco Power does not expect to offer the unit into MISO, barring any grid or customer reliability issues or other similar reasons. At March 31, 2020, Cleco Power had $6.1 million accrued for the net capital refund for capital expenditures paid for by third parties while operating under the SSR agreement. As part of the settlement, one of the load serving entities agreed to reimburse Cleco Power for their portion of the capital refund. Management is unable to determine the timing of the capital refund.

Note 13 — Regulation and Rates

At December 31, 2019, Provision for rate refund on Cleco and Cleco Power’s Consolidated Balance Sheets consisted primarily of $28.7 million for the estimated refund for the tax-related benefits from the TCJA, $3.5 million for the estimated refund related to the FERC audit, $2.3 million for the estimated FRP refunds, $1.9 million for the cost of service savings refunds, and $1.0 million for potential reductions to the transmission ROE. For more information about the FERC audit, see Note 15 — “Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees — Litigation — FERC Audit.”

Transmission ROE

Two complaints were filed with FERC seeking to reduce the ROE component of the transmission rates that MISO transmission owners, including Cleco Power, may collect under the MISO tariff. As of December 31, 2019, Cleco Power had $1.0 million accrued for the change in ROE. For more information on the ROE complaint, see Note 15 — “Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees — Litigation — Transmission ROE.”

FRP

Cleco Power’s annual retail earnings are subject to an FRP that was approved by the LPSC in June 2014. Under the terms of Cleco Power’s current FRP, Cleco Power is allowed to earn a target ROE of 10.0%, while providing the opportunity to earn up to 10.9%. Additionally, 60% of retail earnings between 10.9% and 11.75%, and all retail earnings over 11.75% are required to be refunded to customers. The amount of credits due to customers, if any, is determined by Cleco Power and the LPSC annually. Credits are typically included on customers’ bills the following summer, but the amount and timing of the refunds are ultimately subject to LPSC approval. On June 28, 2019, Cleco Power filed an application with the LPSC for a new FRP, with anticipated new rates being effective July 1, 2020. Cleco Power has responded to several sets of data requests relating to the new FRP.

Cleco Power must file annual monitoring reports no later than October 31 for the 12-month period ending June 30. In January 2020, Cleco Power reached an agreement with the LPSC Staff regarding the treatment and realignment of SSR revenue between base and fuel revenue that resulted in $2.3 million of refunds for the 2018 monitoring report and confirmed no refunds for the 2017 monitoring report. The settlement also applies to treatment of SSR revenues for the 2019 monitoring report. The 2017 monitoring report was approved by the LPSC Staff on February 19, 2020. Cleco Power expects to refund the $2.3 million for the 2018 monitoring report in March 2020. Cleco Power has responded to data requests relating to the 2019 FRP monitoring report.

Cleco Power’s monitoring reports also include a $1.2 million annual cost of service savings as a result of the 2016 Merger Commitments. The cost of service savings are not subject to the target ROE or any sharing mechanism. The cost of service savings are refunded annually in September and will continue until Cleco Power’s next FRP is in effect, which is expected in July 2020. At December 31, 2019, Cleco Power had $1.9 million accrued for the estimated cost of service savings refunds.

TCJA

The provisions of the TCJA reduced the top federal statutory corporate income tax rate from 35% to 21%. As a result of the tax rate reduction, on January 1, 2018, Cleco Power began accruing an estimated reserve for the reduction in the federal statutory corporate income tax rate. In February 2018, the LPSC directed utilities, including Cleco Power, to provide considerations of the appropriate manner to flow through to ratepayers the benefits of the reduction in corporate income taxes as a result of the TCJA. On July 10, 2019, the LPSC approved Cleco Power’s rate refund of $79.2 million, plus interest, for the reduction in the statutory federal tax rate for the period from January 2018 to June 2020. The refund is being credited to customers over 12 months beginning August 1, 2019. At December 31, 2019, Cleco Power had $28.7 million accrued for the estimated federal tax-related benefits from the TCJA and $2.4 million accrued in related interest.

Also on July 10, 2019, the LPSC approved Cleco Power’s motion to address the rate redesign and the regulatory liability for excess ADIT, resulting from the enactment of the TCJA, in Cleco Power’s application for its next FRP, which was filed on June 28, 2019.

2016 Merger Commitments

On March 28, 2016, the LPSC approved the 2016 Merger. The LPSC’s written order approving the 2016 Merger was issued on April 7, 2016. Approval of the 2016 Merger was conditioned upon certain commitments, including $136.0 million of customer rate credits. As of December 31, 2019, Cleco Power had issued $135.9 million of customer rate credits. Also included in the 2016 Merger Commitments were $2.5 million of contributions for economic development for Louisiana state and local organizations to be disbursed over five years, an additional $7.0 million one-time contribution in 2016 for economic development in Cleco Power’s service territory to be administered by Louisiana Economic Development, and $6.0 million of charitable contributions to be disbursed over five years. At December 31, 2019, Cleco Power had $3.9 million remaining accrued for the 2016 Merger Commitments discussed above.

SSR

In September 2016, Cleco Power filed an Attachment Y with MISO requesting retirement of Teche Unit 3 effective April 1, 2017. MISO conducted a study which determined the proposed retirement of Teche Unit 3 would result in violations of specific applicable reliability standards for which no mitigation is available. As a result, MISO designated Teche Unit 3 as an SSR unit until such time that an appropriate alternative solution can be implemented to mitigate reliability issues. One mitigating factor identified was Cleco Power’s Terrebonne to Bayou Vista Transmission project. The Terrebonne to Bayou Vista project was completed in April 2019. Cleco Power received a termination notice, effective April 30, 2019, and filed paperwork to withdraw the filed Attachment Y. While operating as an SSR unit, Cleco Power received monthly payments that included recovery of expenses, including capital expenditures, related to the operations of Teche Unit 3. Additionally, MISO allocated SSR costs to the load serving entities that required the operation of the SSR unit, including Cleco Power. These payments and cost allocations were finalized as part of a MISO SSR settlement approved in December 2018. Cleco Power operated Teche Unit 3 as an SSR unit from April 2017 through April 2019.

Cleco Power expects Teche Unit 3 to be available to run until the estimated 2021 in-service date of Bayou Vista to Segura Transmission project, at which time, Cleco Power does not expect to offer the unit into MISO, barring any grid or customer reliability issues or other similar reasons. At December 31, 2019, Cleco Power had $6.1 million accrued for the net capital refund for capital expenditures paid for by third parties while operating under the SSR agreement. As part of the settlement, one of the load serving entities agreed to reimburse Cleco Power for their portion of the capital refund. Management is unable to determine the timing of the capital refund.